BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of detailed information about assets in foreign currencies [Text Block]

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Total Current Assets	3,441,160	2,770,363

Cash and Cash Equivalents	1,075,942	589,886
U.S Dollar	834,513	501,352
Euros	8,295	4,306
Brazilian Real	44,605	47,314
Argentine Pesos	2,854	10,038
Other currencies	5,375	3,685
Chilean Pesos	180,300	23,191

Other current financial assets	497	3,504
U.S Dollar	497	3,497
Other currencies	-	7

Other current non-financial assets	129,854	129,837
U.S Dollar	49,170	48,632
Euros	125	104
Brazilian Real	19,018	17,158
Argentine Pesos	5,855	5,832
Other currencies	5,325	5,306
Chilean Pesos	50,361	52,805

Trade and other current receivables	839,184	814,412
U.S Dollar	631,047	550,674
Euros	7,399	20,498
Brazilian Real	66,500	89,673
Argentine Pesos	15,044	26,863
Other currencies	15,458	17,702
Chilean Pesos	99,950	106,442
U.F.	3,786	2,560

Accounts receivable from related companies	7,324	3,488
U.S Dollar	591	726
Brazilian Real	83	171
Chilean Pesos	6,169	2,192
U.F.	481	399

Current Inventories	1,030,196	868,462
U.S Dollar	957,529	809,689
Brazilian Real	72,667	58,773

Current biological assets	315,924	307,796
U.S Dollar	253,672	270,761
Brazilian Real	62,252	37,035

Current tax assets	36,513	49,471
U.S Dollar	16,042	7,769
Euros	262	-
Brazilian Real	4,978	6,721
Other currencies	1,501	3,188
Chilean Pesos	13,730	31,793

Non-current assets or disposal groups classified as held for sale	5,726	3,507
U.S Dollar	5,152	2,835
Brazilian Real	574	672

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Total Non-Current Assets	11,152,588	11,224,237

Other non-current financial assets	20,346	56,600
U.S Dollar	20,346	56,600

Other non-current non-financial assets	86,948	121,521
U.S Dollar	79,615	104,711
Brazilian Real	4,946	4,629
Argentine Pesos	1,427	11,303
Other currencies	730	693
Chilean Pesos	230	185

Trade and other non-current receivables	15,149	16,040
U.S Dollar	7,733	4,247
Brazilian Real	1,040	3,345
Other currencies	27	-
Chilean Pesos	3,267	6,692
U.F.	3,082	1,756

Accounts receivable from related companies, non-current	481	1,056
U.F.	481	1,056

Investments accounted for using equity method	358,053	368,772
U.S Dollar	135,805	130,276
Euros	177,548	185,410
Brazilian Real	42,052	53,080
Chilean Pesos	2,648	6

Intangible assets other than goodwill	90,093	88,615
U.S Dollar	87,729	87,007
Brazilian Real	2,364	1,516
Chilean Pesos	-	92

Goodwill	65,851	69,922
U.S Dollar	42,573	42,656
Brazilian Real	23,278	27,266

Property, plant and equipment	7,174,693	7,034,299
U.S Dollar	6,675,290	6,443,081
Brazilian Real	498,993	585,202
Chilean Pesos	410	6,016

Non-current biological assets	3,336,339	3,459,146
U.S Dollar	2,924,266	2,934,819
Brazilian Real	412,073	524,327

Deferred tax assets	4,635	8,266
U.S Dollar	4,558	4,319
Brazilian Real	36	3,622
Other currencies	41	32
Chilean Pesos	-	293

Disclosure of detailed information about liabilities in foreign currencies [Text Block]

	12-31-2018			12-31-2017
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total Liabilities, current	1,160,815	418,949	1,579,764	1,045,364	354,030	1,399,394

Other current financial liabilities	121,606	415,990	537,596	148,778	351,566	500,344
U.S Dollar	110,329	334,747	445,076	134,125	284,293	418,418
Brazilian Real	1,880	4,948	6,828	2,383	4,660	7,043
Argentine Pesos	1,334	3,683	5,017	-	-	-
Chilean Pesos	8,063	72,612	80,675	1,508	4,116	5,624
U.F.				10,762	58,497	69,259

Bank Loans	84,778	130,271	215,049	110,700	282,172	392,872
U.S Dollar	82,898	125,323	208,221	108,317	277,512	385,829
Brazilian Real	1,880	4,948	6,828	2,383	4,660	7,043

Financial Leases	7,265	23,651	30,916	9,928	34,413	44,341
Chilean Pesos	1,334	3,683	5,017	1,508	4,116	5,624
U.F.	5,931	19,968	25,899	8,420	30,297	38,717

Other Loans	29,563	262,068	291,631	28,150	34,981	63,131
U.S Dollar	27,431	209,424	236,855	25,808	6,781	32,589
U.F.	2,132	52,644	54,776	2,342	28,200	30,542

Trade and other current payables	659,618	-	659,618	717,342	4	717,346
U.S Dollar	184,989	-	184,989	193,562	-	193,562
Euros	7,450	-	7,450	9,099	-	9,099
Brazilian Real	64,873	-	64,873	124,917	-	124,917
Argentine Pesos	15,590	-	15,590	29,243	-	29,243
Other currencies	9,650	-	9,650	4,936	-	4,936
Chilean Pesos	348,886	-	348,886	333,525	4	333,529
U.F.	28,180	-	28,180	22,060	-	22,060

Accounts payable to related companies	10,229	-	10,229	11,208	-	11,208
U.S Dollar	1,777	-	1,777	1,354	-	1,354
Chilean Pesos	8,452	-	8,452	9,854	-	9,854

Other current provisions	413	-	413	2,728	-	2,728
U.S Dollar	413	-	413	622	-	622
Brazilian Real	-	-	-	2,106	-	2,106

Current tax liabilities	152,994	648	153,642	6,361	1,727	8,088
U.S Dollar	88	-	88	283	-	283
Euros	7	-	7	158	-	158
Argentine Pesos	16,730	-	16,730	46	-	46
Other currencies	102	-	102	479	-	479
Chilean Pesos	136,067	648	136,715	5,395	1,727	7,122

Current provisions for employee benefits	4,923	733	5,656	5,595	135	5,730
Brazilian Real	51	-	51	-	-	-
Chilean Pesos	4,872	733	5,605	5,595	135	5,730

Other current non-financial liabilities	211,032	1,578	212,610	153,352	598	153,950
U.S Dollar	187,740	606	188,346	119,309	582	119,891
Euros	49	-	49	77	-	77
Brazilian Real	12,340	-	12,340	18,016	-	18,016
Argentine Pesos	3,037	-	3,037	3,215	-	3,215
Other currencies	4,104	-	4,104	3,906	-	3,906
Chilean Pesos	3,762	972	4,734	8,809	16	8,825
U.F.	-	-	-	20	-	20

	12-31-2018			12-31-2017
	From 13 months to 5 years	More than 5 years	Total	From 13 months to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	2,506,687	3,168,326	5,675,013	3,025,553	2,452,760	5,478,313

Other non-current financial liabilities	1,451,888	2,592,391	4,044,279	1,455,641	2,322,926	3,778,567
U.S Dollar	1,041,304	1,573,044	2,614,348	970,631	1,508,999	2,479,630
Brazilian Real	7,827	-	7,827	16,506	-	16,506
Chilean Pesos	5,821	-	5,821	9,839	-	9,839
U.F.	396,936	1,019,347	1,416,283	458,665	813,927	1,272,592

Bank Loans	526,062	199,324	725,386	327,424	138,161	465,585
U.S Dollar	518,235	199,324	717,559	310,918	138,161	449,079
Brazilian Real	7,827	-	7,827	16,506	-	16,506

Financial Leases	37,271	-	37,271	68,035	-	68,035
Chilean Pesos	5,821	-	5,821	9,839	-	9,839
U.F.	31,450	-	31,450	58,196	-	58,196

Other Loans	888,555	2,393,067	3,281,622	1,060,182	2,184,765	3,244,947
U.S Dollar	523,069	1,373,720	1,896,789	659,713	1,370,838	2,030,551
U.F.	365,486	1,019,347	1,384,833	400,469	813,927	1,214,396

Non-current payables	2.230	-	2.230	-	-	-
U.S Dollar	2.230	-	2.230	-	-	-

Other non-current provisions	33,884	-	33,884	36,008	-	36,008
U.S Dollar	9	-	9	7	-	7
Brazilian Real	5,839	-	5,839	4,682	-	4,682
Argentine Pesos	28,035	-	28,035	31,316	-	31,316
Chilean Pesos	1	-	1	3	-	3

Deferred tax liabilities	841,723	575,935	1,417,658	1,355,531	129,834	1,485,365
U.S Dollar	751,356	575,935	1,327,291	1,247,096	129,834	1,376,930
Brazilian Real	90,367	-	90,367	108,435	-	108,435

Non-current provisions for employee benefits	64,895	-	64,895	66,033	-	66,033
Other currencies	159	-	159	129	-	129
Chilean Pesos	64,736	-	64,736	65,904	-	65,904

Other non-current non-financial liabilities	112,067	-	112,067	112,340	-	112,340
U.S Dollar	19	-	19	13	-	13
Brazilian Real	111,841	-	111,841	111,634	-	111,634
Argentine Pesos	29	-	29	480	-	480
Chilean Pesos	178	-	178	213	-	213

Disclosure of subsidiaries [text block]
The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. Dollar as follows:

Subsidiary	Country	Functional Currency
Arauco do Brasil S.A.	Brazil	Brazilian Real
Arauco Forest Brasil S.A.	Brazil	Brazilian Real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real
Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real
Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos
Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine Pesos
Forestal Talavera S.A.	Argentina	Argentine Pesos
Greeneagro S.A.	Argentina	Argentine Pesos
Leasing Forestal S.A.	Argentina	Argentine Pesos
Savitar S.A.	Argentina	Argentine Pesos
Flakeboard Company Limited	Canada	Canadian Dollar

Disclosure of information per company of the reserve of exchange differences on translation [Text Block]
The table below shows a detail per company of the effect in the period of the Reserve of Exchange Differences on translation:

	January - December
	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco do Brasil S.A.	(70,685)	(6,537)	73,087
Arauco Forest Brasil S.A.	(65,196)	(6,929)	68,314
Arauco Florestal Arapoti S.A.	(17,007)	(1,051)	19,523
Sonae Arauco S.A.	(9,811)	20,547	-
Arauco Argentina S.A.	(7,584)	(752)	4,989
Flakeboard Company Limited	(7,879)	6,529	2,984
Others	(2,461)	307	(13)
Total reserve of exchange differences on translation	(180,623)	12,114	168,884

Disclosure of detailed information about changes in foreign exchange rates [Text Block]
Effect of foreign exchange rates changes

	January-December
	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(26,470)	98	(3,935)
Reserve of exchange differences on translation (with Non-controlling interests)	(185,038)	11,873	173,754